STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock Class B common stock ROMAN DBDR TECH ACQUISITION CORP.	Common Stock Class B common stock	Additional Paid-in Capital ROMAN DBDR TECH ACQUISITION CORP.	Accumulated Deficit ROMAN DBDR TECH ACQUISITION CORP.	ROMAN DBDR TECH ACQUISITION CORP.	Total
Balance at the beginning at Aug. 20, 2020	$ 0		$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Aug. 20, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors	$ 633		24,367		25,000
Issuance of Class B common stock to Sponsors (in shares)	6,325,000
Net loss				(717)	(717)
Balance at the end at Sep. 30, 2020	$ 633		24,367	(717)	24,283
Balance at the end (in shares) at Sep. 30, 2020	6,325,000
Balance at the beginning at Aug. 20, 2020	$ 0		0	0	0
Balance at the beginning (in shares) at Aug. 20, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors	$ 633		24,367	0	25,000
Issuance of Class B common stock to Sponsors (in shares)	6,325,000
Accretion of carrying value to redemption value			(24,367)	(29,255,582)	(29,279,949)
Forfeiture of Founder Shares	$ (54)		0	0	(54)
Forfeiture of Founder Shares (in shares)	(536,000)
Net loss			0	(5,340,678)	(5,340,678)
Balance at the end at Dec. 31, 2020	$ 579		0	(34,596,260)	(34,595,681)
Balance at the end (in shares) at Dec. 31, 2020	5,789,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0		0	8,931,200	8,931,200
Balance at the end at Mar. 31, 2021	$ 579			(25,665,060)	(25,664,481)
Balance at the end (in shares) at Mar. 31, 2021	5,789,000
Balance at the beginning at Dec. 31, 2020	$ 579		$ 0	(34,596,260)	(34,595,681)
Balance at the beginning (in shares) at Dec. 31, 2020	5,789,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 37,211,000			(12,547,529)	$ 63,396,000
Balance at the end at Sep. 30, 2021	$ 579			(47,143,789)	(47,143,210)
Balance at the end (in shares) at Sep. 30, 2021	5,789,000
Balance at the beginning at Mar. 31, 2021	$ 579			(25,665,060)	(25,664,481)
Balance at the beginning (in shares) at Mar. 31, 2021	5,789,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(21,655,640)	(21,655,640)
Balance at the end at Jun. 30, 2021	$ 579			(47,320,700)	(47,320,121)
Balance at the end (in shares) at Jun. 30, 2021	5,789,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				176,911	176,911
Balance at the end at Sep. 30, 2021	$ 579			$ (47,143,789)	$ (47,143,210)
Balance at the end (in shares) at Sep. 30, 2021	5,789,000